Rule 497

Registration Nos. 333-271759 and 811-23875

Madison ETFs Trust

(the “Trust”)

Supplement dated March 2, 2026

This Supplement amends the Prospectus and Statement of Additional Information of the Madison ETFs dated October 31, 2025, and the Summary Prospectuses for the Madison Short-Term Strategic Income ETF and the Madison Aggregate Bond ETF dated October 31, 2025.

Effective March 2, 2026, the investment adviser to the Madison ETFs, Madison Asset Management, LLC (“Madison”), has agreed to a fee reduction for certain Madison ETFs as indicated below.

Madison Short-Term Strategic Income ETF

Effective March 2, 2026, Madison agreed to permanently reduce its management fee for the Madison Short-Term Strategic Income ETF from 0.40% to 0.36%.

As a result of the foregoing, the total annual fund operating expenses are reduced from 0.40% to 0.36%, as reflected in the new fee table and expense example set forth below.

Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.36%
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.36%

Madison Aggregate Bond ETF

Effective March 2, 2026, Madison agreed to permanently reduce its management fee for the Madison Aggregate Bond ETF from 0.40% to 0.36%.

As a result of the foregoing, the total annual fund operating expenses are reduced from 0.40% to 0.36%, as reflected in the new fee table and expense example set forth below.

Fund Summary. The “Fees and Expenses” and “Example” chart is deleted and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.36%
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.36%

Prospectus – “Investment Advisory Agreement” section, pages 31-32:

Investment Advisory Agreement

The chart is updated to delete and replace the management fee for the Madison Short-Term Strategic Income ETF and Madison Aggregate Bond ETF, as follows:

Fund	Fee
Madison Short-Term Strategic Income ETF	0.36%
Madison Aggregate Bond ETF	0.36%

Statement of Additional Information - “Portfolio Management - Adviser” section, pages 24-25:

Advisor

The chart is updated to delete and replace the management fee for the Madison Short-Term Strategic Income ETF and Madison Aggregate Bond ETF, as follows:

Fund	Management Fee
Madison Short-Term Strategic Income ETF	0.36%
Madison Aggregate Bond ETF	0.36%

Please Keep this Supplement with your Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference